General	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	MAGIC SOFTWARE ENTERPRISES LTD., an Israeli company (“the Group” or “the Company”), is a global provider of: (i) proprietary application development and business process integration platforms that accelerate the planning, development, deployment and integration of on-premise, mobile and cloud business applications (“the Magic Technology”); (ii) selected packaged vertical software solutions; and (iii) a vendor of software services and IT outsourcing software services.

Magic Technology enables enterprises to accelerate the process of delivering business solutions that meet current and future needs and allow customers to dramatically improve their business performance and return on investment. To complement its software products and to increase its traction with customers, the Group also offers a complete portfolio of software services in the areas of infrastructure design and delivery, application development, technology planning and implementation services, communications services and solutions, and supplemental IT professional outsourcing services. The Company reports its results on the basis of two reportable business segments: software services (which include proprietary and non-proprietary software solutions, maintenance and support and related services) and IT professional services (see Note 18 for further details).

The Company’s principal markets are the United States, Israel, Europe and Japan (see Note 18).

For information about the Company’s holdings in subsidiaries and affiliates, see Appendix to the consolidated financial statements.

b.	At the time of writing, the direct effects of the Coronavirus (COVID-19) crisis on the results of the Company’s operations are still being felt but these effects are considered insignificant. In the Company’s management opinion, during the period of the report up to the date of approval of this report, the Company’s business and financial results were not materially affected by the spread of the Coronavirus, and there were no significant developments or significant effects on any significant aspect, including liquidity, financial condition, and sources of financing.